Income taxes - Components of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current year	$ 1,218	$ 1,474
Adjustment for prior years	12	171
Current tax expense	1,230	1,645
Origination and reversal of temporary differences	2,976	(2,892)
Change in unrecognized losses and deductible temporary differences	(7,229)	3,253
Deferred tax expense	(4,253)	361
Income tax (recovery) expense	$ (3,023)	$ 2,006